Property, plant and equipment - Schedule Of Plant Property Equipment (Paranthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business combinations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 2,018
Aguila mora oil and gas property [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			$ 13,157
Asset retirement obligations [member] | Wells and production faicilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		$ 4,141